AAM Sawgrass U.S. Small Cap Quality Growth ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary - 8.0%
Acushnet Holdings Corporation	101	$6,597
Boyd Gaming Corporation	56	4,292
Frontdoor, Inc. (a)	77	4,611
Grand Canyon Education, Inc. (a)	36	6,323
Group 1 Automotive, Inc.	55	25,107
Kontoor Brands, Inc.	65	5,970
M/I Homes, Inc. (a)	50	6,290
Monarch Casino & Resort, Inc.	73	6,230
Texas Roadhouse, Inc.	87	15,756
		81,176

Energy - 4.2%
Archrock, Inc.	1,263	35,478
Cactus, Inc. - Class A	106	6,329
		41,807

Financials - 10.9%
Bread Financial Holdings, Inc.	177	11,209
Kinsale Capital Group, Inc.	29	12,816
NMI Holdings, Inc. (a)	401	15,487
Palomar Holdings, Inc. (a)	77	8,306
Skyward Specialty Insurance Group, Inc. (a)	337	14,922
StoneX Group, Inc. (a)	296	32,418
Tiptree, Inc.	745	14,930
		110,088

Health Care - 31.6%(b)
ADMA Biologics, Inc. (a)	1,863	30,088
Artivion, Inc. (a)	975	30,186
Axogen, Inc. (a)	391	7,120
Catalyst Pharmaceuticals, Inc. (a)	501	11,303
Corcept Therapeutics, Inc. (a)	90	6,023
CorVel Corporation (a)	238	27,572
Ensign Group, Inc.	144	20,111
Harmony Biosciences Holdings, Inc. (a)	281	10,894
Integer Holdings Corporation (a)	188	26,737
iRadimed Corporation	390	23,092
LeMaitre Vascular, Inc.	231	22,391
Medpace Holdings, Inc. (a)	35	12,220
Merit Medical Systems, Inc. (a)	207	22,538
RadNet, Inc. (a)	368	24,093
UFP Technologies, Inc. (a)	73	20,050
Veracyte, Inc. (a)	188	8,550
Vericel Corporation (a)	273	15,982
		318,950

Industrials - 23.6%
Allison Transmission Holdings, Inc.	136	15,985
Applied Industrial Technologies, Inc.	58	15,082
Arcosa, Inc.	63	6,382
Barrett Business Services, Inc.	124	5,373
CBIZ, Inc. (a)	358	30,720
Comfort Systems USA, Inc.	21	9,172
CSW Industrials, Inc.	48	15,831
Enerpac Tool Group Corporation	316	14,280
Federal Signal Corporation	100	9,831
Huron Consulting Group, Inc. (a)	176	22,313
Kratos Defense & Security Solutions, Inc. (a)	118	3,938
Leonardo DRS, Inc. (a)	334	11,740
Liquidity Services, Inc. (a)	358	12,405
LSI Industries, Inc.	481	10,135
Mueller Industries, Inc.	221	17,404
Mueller Water Products, Inc. - Class A	320	7,360
Rush Enterprises, Inc. - Class A	90	5,467
Sterling Infrastructure, Inc. (a)	96	13,672
Verra Mobility Corporation (a)	418	11,031
		238,121

Information Technology - 21.0%
A10 Networks, Inc.	1,187	23,277
Advanced Energy Industries, Inc.	88	10,127
AvePoint, Inc. (a)	1,155	21,691
Badger Meter, Inc.	21	4,492
Box, Inc. - Class A (a)	338	11,286
CommVault Systems, Inc. (a)	162	25,800
Hackett Group, Inc.	616	19,022
InterDigital, Inc.	65	11,894
OneSpan, Inc.	230	4,425
Progress Software Corporation	331	18,976
Red Violet, Inc.	346	12,595
Sanmina Corporation (a)	62	5,191
SolarWinds Corporation	333	4,955
SPS Commerce, Inc. (a)	105	19,392
Varonis Systems, Inc. (a)	426	19,323
		212,446

Materials - 0.6%
Eagle Materials, Inc.	25	6,418
TOTAL COMMON STOCKS (Cost $942,907)		1,009,006

TOTAL INVESTMENTS - 99.9% (Cost $942,907)		1,009,006
Other Assets in Excess of Liabilities - 0.1%		1,161
TOTAL NET ASSETS - 100.0%		$1,010,167
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

AAM Sawgrass U.S. Small Cap Quality Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,009,006	$–	$–	$1,009,006
Total Investments	$1,009,006	$–	$–	$1,009,006

Refer to the Schedule of Investments for further disaggregation of investment categories.